Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Lease liabilities - noncurrent portion	$ 9,184	$ 232
Other noncurrent liabilities	308	(48)
Total other noncurrent liabilities	$ 9,492	$ 184